CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2022	Nov. 30, 2022	Dec. 31, 2021
CONSOLIDATED BALANCE SHEETS
Common stock, par value per share	$ 0.04	$ 0.04	$ 0.04
Common stock, shares authorized	22,500,000		22,500,000
Common stock, shares issued	8,948,505		4,499,654
Common stock, shares outstanding	8,923,687		4,474,836
Treasury stock, shares	245,818		245,818